Shareholders' equity - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Numerator (in thousands $):
Net income - basic		$ 26,978	$ 10,209
Net income - diluted		$ 26,978	$ 10,209
Denominator (Number of shares in thousands):
Weighted average number of common shares		25,464,000	25,356,000
Weighted average number of unvested shares purchased by the Trust		(976,000)	(969,000)
Weighted average number of common shares - basic		24,488,000	24,387,000
Weighted average number of dilutive stock options		163,000	312,000
Weighted average number of unvested shares under EIP		1,132,000	969,000
Weighted average number of common shares - diluted		25,783,000	25,668,000
Net income per common share
Basic net income per common share (in USD per share)	[1]	$ 1.10	$ 0.42
Diluted net income per common share (in USD per share)	[1]	$ 1.05	$ 0.40

[1]	Amounts reflect retrospective application of the May 28, 2020 share consolidation (see Note 8).